Supplement to the
Fidelity® Intermediate Bond Fund
June 29, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® Intermediate Bond Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Selling Shares" in the Shareholder Information section on page 12.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the Shareholder Information section on page 13.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

IBF-04-02 September 20, 2004
1.479312.108

Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® Nasdaq Composite Index® Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the information in the "Minimums" table on page 9.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000

EIF-04-02 September 20, 2004
1.791563.102

Supplement to the
Fidelity® Nasdaq
Composite Index® Tracking Stock
January 29, 2004

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® Nasdaq Composite Index® Tracking Stock will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

ETF-04-01 September 20, 2004
1.790427.101

Supplement to the
Fidelity® Small Cap Stock Fund,
Fidelity Mid-Cap Stock Fund, and
Fidelity Large Cap Stock Fund
June 29, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SML-04-01 September 20, 2004
1.711115.114

Supplement to the
Fidelity® Small Cap Retirement Fund
June 29, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® Small Cap Retirement Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

SMR-04-01 September 20, 2004
1.769904.103

Supplement to the
Spartan® 500 Index Fund
June 28, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Spartan® 500 Index Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces similar information found in the "Annual operating expenses" section beginning on page 5.

Annual operating expenses (paid from fund assets)

Management fee	0.24%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expensesA	0.39%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.10%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 40
3 years	$ 125
5 years	$ 219
10 years	$ 493

SMI-04-02 September 20, 2004
1.717989.116

The following information replaces the information found in the "Minimums" table on page 11.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000